Geographical Segmented Information	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [text block] [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
15.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in one business activity, being the development of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. Revenue earned during the year ended December 31, 2020 is from one customer based in the United States and receivables of $484,790 are due from that customer.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Property and equipment	Intangible assets

December 31, 2020
Canada	$11,497	$-	$44,316	$-
USA	-	127,812	581,622	2,256,903

	$11,497	$127,812	$625,938	$2,256,903

December 31, 2019
Canada	$11,500	$-	$119,797	$-
USA	-	129,897	829,201	2,780,347

	$11,500	$129,897	$948,998	$2,780,347